Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	0.678%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,987,013.70

Principal:
Principal Collections	$27,626,089.56
Prepayments in Full	$14,536,649.94
Liquidation Proceeds	$9,587.50
Recoveries	$0.00
Sub Total	$42,172,327.00
Collections	$45,159,340.70

Purchase Amounts:
Purchase Amounts Related to Principal	$1,384,010.19
Purchase Amounts Related to Interest	$5,281.71
Sub Total	$1,389,291.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,548,632.60

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,548,632.60
Servicing Fee	$1,150,781.44	$1,150,781.44	$0.00	$0.00	$45,397,851.16
Interest - Class A-1 Notes	$141,935.75	$141,935.75	$0.00	$0.00	$45,255,915.41
Interest - Class A-2a Notes	$273,606.67	$273,606.67	$0.00	$0.00	$44,982,308.74
Interest - Class A-2b Notes	$84,771.25	$84,771.25	$0.00	$0.00	$44,897,537.49
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$44,513,745.82
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$44,371,914.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,371,914.15
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$44,314,939.48
Second Priority Principal Payment	$8,925,046.99	$8,925,046.99	$0.00	$0.00	$35,389,892.49
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$35,347,512.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,347,512.91
Regular Principal Payment	$227,634,540.45	$35,347,512.91	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,548,632.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,925,046.99
Regular Principal Payment					$35,347,512.91
Total					$44,272,559.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$44,272,559.90	$154.42	$141,935.75	$0.50	$44,414,495.65	$154.92
Class A-2a Notes	$0.00	$0.00	$273,606.67	$0.87	$273,606.67	$0.87
Class A-2b Notes	$0.00	$0.00	$84,771.25	$0.57	$84,771.25	$0.57
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$44,272,559.90	$33.61	$1,125,291.26	$0.85	$45,397,851.16	$34.46

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$236,559,587.44	0.8251119	$192,287,027.54	0.6706907
Class A-2a Notes	$315,700,000.00	1.0000000	$315,700,000.00	1.0000000
Class A-2b Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$1,267,199,587.44	0.9619381	$1,222,927,027.54	0.9283306

Pool Information
Weighted Average APR	2.605%	2.581%
Weighted Average Remaining Term	56.28	55.41
Number of Receivables Outstanding	54,747	53,720
Pool Balance	$1,380,937,727.43	$1,337,372,421.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,271,913,749.28	$1,231,924,540.45
Pool Factor	0.9656919	0.9352266

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$20,060,586.33
Yield Supplement Overcollateralization Amount	$105,447,881.38
Targeted Overcollateralization Amount	$144,705,250.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,445,394.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$8,968.41
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$8,968.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0078%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0079%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		136	$9,167.65
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$9,167.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0006%

Average Realized Loss for Receivables that have experienced a Realized Loss			$67.41
Average Net Loss for Receivables that have experienced a Realized Loss			$67.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	267	$6,719,972.13
61-90 Days Delinquent	0.07%	28	$895,056.08
91-120 Days Delinquent	0.00%	1	$14,966.77
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.57%	296	$7,629,994.98

Repossession Inventory:
Repossessed in the Current Collection Period		6	$141,112.24
Total Repossessed Inventory		8	$188,030.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0091%
Current Collection Period			0.0540%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0680%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer